Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2002

1.734009.103

Investments May 31, 2002

Showing Percentage of Net Assets

Federal Agencies - 20.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 18.4%
Discount Notes - 18.4%
6/5/02	1.82%	$ 75,000,000	$ 74,984,917
6/12/02	1.87	30,000,000	29,982,950
7/2/02	1.91	25,000,000	24,959,097
7/10/02	1.81	20,000,000	19,961,000
7/24/02	1.80	40,000,000	39,894,589
8/7/02	1.80	38,000,000	37,873,054
8/8/02	1.88	25,000,000	24,912,167
10/4/02	1.90	38,486,000	38,233,436
10/4/02	2.03	10,000,000	9,930,208
10/9/02	2.05	35,000,000	34,743,431
10/16/02	1.97	24,316,000	24,135,555
10/16/02	1.99	14,950,000	14,837,921
10/30/02	1.92	50,000,000	49,601,528
10/30/02	1.95	30,000,000	29,757,142
10/30/02	1.97	30,000,000	29,754,625
11/13/02	1.92	40,000,000	39,651,667
11/20/02	1.92	25,000,000	24,772,458
11/20/02	1.94	50,000,000	49,541,333
1/21/03	2.19	30,000,000	29,580,750
2/3/03	2.20	40,000,000	39,407,200
3/7/03	2.26	40,000,000	39,311,800
			705,826,828
Federal Home Loan Bank - 1.1%
Discount Notes - 1.1%
6/5/02	1.81	40,000,000	39,992,000
Freddie Mac - 1.3%
Agency Coupons - 0.7%
10/15/02	2.00	25,000,000	25,386,186
Discount Notes - 0.6%
8/15/02	1.86	15,000,000	14,942,500
12/13/02	2.45	10,000,000	9,870,000
			24,812,500
			50,198,686
TOTAL FEDERAL AGENCIES			796,017,514
U.S. Treasury Obligations - 2.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.5%
9/5/02	1.91%	$ 38,000,000	$ 37,807,973
10/17/02	1.95	10,000,000	9,926,017
11/14/02	1.92	10,000,000	9,912,389
			57,646,379
U.S. Treasury Notes - 1.1%
12/31/02	1.80	20,000,000	20,378,239
4/30/03	2.30	20,000,000	20,609,293
			40,987,532
TOTAL U.S. TREASURY OBLIGATIONS			98,633,911
Time Deposits - 9.8%

Caisse des Depots et Consignations
6/3/02	1.82	189,000,000	188,999,999
Wells Fargo Bank NA, San Francisco
6/3/02	1.81	189,000,000	189,000,000
TOTAL TIME DEPOSITS			377,999,999
Repurchase Agreements - 66.9%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated:
2/14/02 due 7/17/02 At 1.89%	$ 25,200,813	25,000,000
4/9/02 due 6/10/02 At 1.80%	100,310,000	100,000,000
5/31/02 due 6/3/02 At:
1.82%	1,884,285,778	1,884,000,000
1.83%	26,683,069	26,679,000
1.83%	60,009,126	60,000,000
(U.S. Treasury Obligations) dated 5/31/02 due 6/3/02 At 1.78%	97,826,525	97,812,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With:
Deutsche Bank Securities, Inc. At 1.89%, dated 5/31/02 due 6/3/02 (Corporate Obligations) (principal amount $182,421,491) 0% - 10.98%, 6/10/04 - 3/15/33	$ 189,029,768	$ 189,000,000
J.P. Morgan Securities At 1.87%, dated 5/31/02 due 6/3/02 (Corporate Obligations) (principal amount $178,213,000) 0% - 8.25%, 6/15/02 - 3/1/31	179,027,894	179,000,000
TOTAL REPURCHASE AGREEMENTS		2,561,491,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		3,834,142,424
NET OTHER ASSETS - (0.1)%		(4,969,810)
NET ASSETS - 100%		$ 3,829,172,614
Total Cost for Income Tax Purposes $ 3,834,142,424
Income Tax Information

A total of 2.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $2,561,491,000) - See accompanying schedule		$ 3,834,142,424
Interest receivable		1,277,369
Total assets		3,835,419,793
Liabilities
Payable to custodian bank	$ 1,355
Distributions payable	6,196,799
Other payables and accrued expenses	49,025
Total liabilities		6,247,179
Net Assets		$ 3,829,172,614
Net Assets consist of:
Paid in capital		$ 3,829,164,248
Accumulated net realized gain (loss) on investments		8,366
Net Assets, for 3,829,149,775 shares outstanding		$ 3,829,172,614
Net Asset Value, offering price and redemption price per share ($3,829,172,614 ÷ 3,829,149,775 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2002
Investment Income
Interest		$ 75,044,245
Expenses
Accounting fees and expenses	$ 256,016
Non-interested trustees' compensation	9,917
Custodian fees and expenses	16,606
Audit	23,067
Legal	464
Insurance	28,761
Miscellaneous	42
Total expenses before reductions	334,873
Expense reductions	(4,509)	330,364
Net investment income		74,713,881
Net Realized Gain (Loss) on Investment securities		17,195
Net increase in net assets resulting from operations		$ 74,731,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2002	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 74,713,881	$ 244,299,264
Net realized gain (loss)	17,195	(993)
Net increase (decrease) in net assets resulting from operations	74,731,076	244,298,271
Distributions to shareholders from net investment income	(74,713,881)	(244,299,264)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	19,235,959,178	22,111,709,516
Cost of shares redeemed	(19,436,151,080)	(24,706,201,504)
Net increase (decrease) in net assets and shares resulting from share transactions	(200,191,902)	(2,594,491,988)
Total increase (decrease) in net assets	(200,174,707)	(2,594,492,981)
Net Assets
Beginning of period	4,029,347,321	6,623,840,302
End of period	$ 3,829,172,614	$ 4,029,347,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.060	.051
Distributions from net investment income	(.025)	(.060)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total ReturnB, C	2.57%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0115%	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0115%	.0107%	.0093% A
Expenses net of all reductions	.0113%	.0105%	.0093% A
Net investment income	2.56%	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,829,173	$ 4,029,347	$ 6,623,840

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2002

1. Significant Accounting Policies.

Fidelity® Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated February 14, 2002, due July 17, 2002	1.89%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$504,016,250
Aggregate market value of transferred assets	$513,062,017
Coupon rates of transferred assets	5.50% to 8.50%
Maturity dates of transferred assets	9/1/04 to 5/1/32
Dated April 9, 2002, due June 10, 2002	1.80%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,250,000,000
Aggregate maturity amount of agreements	$1,253,875,000
Aggregate market value of transferred assets	$1,275,000,046
Coupon rates of transferred assets	0.0% to 8.06%
Maturity dates of transferred assets	6/18/02 to 5/1/37

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated May 31, 2002, due June 3, 2002	1.82%
Number of dealers or banks	14
Maximum amount with one dealer or bank	24.6%
Aggregate principal amount of agreements	$4,067,109,000
Aggregate maturity amount of agreements	$4,067,725,928
Aggregate market value of transferred assets	$4,151,586,307
Coupon rates of transferred assets	0.0% to 14.05%
Maturity dates of transferred assets	6/3/02 to 10/1/38
Dated May 31, 2002, due June 3, 2002	1.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$125,000,000
Aggregate maturity amount of agreements	$125,019,063
Aggregate market value of transferred assets	$127,500,096
Coupon rates of transferred assets	0.0% to 14.05%
Maturity dates of transferred assets	6/7/02 to 12/11/25
Dated May 31, 2002, due June 3, 2002	1.83%
Number of dealers or banks	3
Maximum amount with one dealer or bank	47.6%
Aggregate principal amount of agreements	$1,050,000,000
Aggregate maturity amount of agreements	$1,050,159,708
Aggregate market value of transferred assets	$1,071,018,730
Coupon rates of transferred assets	0.0% to 14.05%
Maturity dates of transferred assets	6/7/02 to 5/31/32
Dated May 31, 2002, due June 3, 2002	1.78%
Number of dealers or banks	4
Maximum amount with one dealer or bank	38.2%
Aggregate principal amount of agreements	$733,159,000
Aggregate maturity amount of agreements	$733,267,874
Aggregate market value of transferred assets	$747,845,583
Coupon rates of transferred assets	0.0% to 12.00%
Maturity dates of transferred assets	7/31/02 to 2/15/21

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM, an affiliate of FMR, provides the fund with investment management related services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program was suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,509.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
July 8, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1996

President of Securities Lending Cash Central (1999). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Securities Lending Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1996

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1996

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-
Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Securities Lending Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1999

Vice President of Securities Lending Cash Central. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Robert A. Litterst (42)

Year of Election or Appointment: 2001

Vice President of Fidelity Securities Lending Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Securities Lending Cash Central. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1999

Assistant Vice President of Securities Lending Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1999 Assistant Treasurer of Securities Lending Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Securities Lending Cash Central. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (44)

Year of Election or Appointment: 1999

Assistant Treasurer of Securities Lending Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	32,854,808,121.70	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ralph F. Cox
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Phyllis Burke Davis
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Robert M. Gates
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Abigail P. Johnson
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Donald J. Kirk
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marie L. Knowles
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ned C. Lautenbach
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Peter S. Lynch
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marvin L. Mann
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William O. McCoy
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William S. Stavropoulos
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	2,444,644,339.11	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	2,444,644,339.11	100.00

*Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2002

1.743117.102

Investments May 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value (Note 1)
Alabama - 1.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 1.7%, VRDN (a)	$ 5,000,000	$ 5,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.8%, VRDN (a)(b)	4,000,000	4,000,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.49%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
		15,000,000
Alaska - 1.8%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series FRRI F25, 1.55% (Liquidity Facility Lehman Brothers, Inc.) (a)(c)	5,000,000	5,000,000
Series A, 1.55% (FSA Insured), VRDN (a)(b)	7,000,000	7,000,000
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.7% (BP PLC Guaranteed), VRDN (a)(b)	13,800,000	13,800,000
		25,800,000
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 2% tender 9/6/02, CP mode (b)	3,000,000	3,000,000
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 3%, VRDN (a)(b)	1,390,000	1,390,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	2,500,000	2,500,000
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988, 3.25% tender 6/24/02, CP mode (b)	1,000,000	1,000,000
		7,890,000
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.6%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R121, 1.52% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(c)	2,995,000	2,995,000
		3,995,000
California - 0.3%
California Gen. Oblig. Participating VRDN Series PT 464R, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - 0.9%
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.55% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 6,500,000	$ 6,500,000
Denver City & County Arpt. Rev. Series 2000 B, 1.6% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
		12,300,000
Connecticut - 1.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series 2001 V1, 1.65%, VRDN (a)	14,700,000	14,700,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.7%, VRDN (a)(b)	6,200,000	6,200,000
Series 1994, 1.7%, VRDN (a)(b)	5,900,000	5,900,000
Series 1999 A, 1.7%, VRDN (a)	2,150,000	2,150,000
		14,250,000
District Of Columbia - 2.1%
District of Columbia Gen. Oblig. Participating VRDN:
Series Merlots 01 A127, 1.5% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,200,000	3,200,000
Series PA 568, 1.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.65% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,860,000	1,860,000
Metro. Washington Arpts. Auth. Participating VRDN Series BS 01 130, 1.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Participating VRDN:
Series FRRI 01 L4, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	2,500,000	2,500,000
Series Putters 240, 1.53% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,095,000	7,095,000
		29,880,000
Florida - 8.9%
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 1999, 1.6% (Liquidity Facility Bank One NA, Michigan), VRDN (a)	4,300,000	4,300,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.7%, VRDN (a)	15,100,000	15,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.6% (Liquidity Facility Bank of New York NA) (a)(b)(c)	$ 1,975,000	$ 1,975,000
Florida Board of Ed. Participating VRDN Series BS 01 131, 1.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,555,000	9,555,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series BS 01 160, 1.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,315,000	13,315,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.6% (Liquidity Facility Societe Generale) (a)(c)	34,180,000	34,180,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Genesis Rehabilitation Hosp.) Series 1996, 1.7%, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.8%, VRDN (a)	1,150,000	1,150,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.7%, VRDN (a)	34,400,000	34,400,000
Tampa Bay Wtr. Util. Sys. Rev. 1.55%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
		128,575,000
Georgia - 2.8%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Second Series 2001, 1.7%, VRDN (a)(b)	2,600,000	2,600,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.75%, VRDN (a)(b)	17,000,000	17,000,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Airlines, Inc. Proj.) Series 2000 B, 1.55%, LOC Commerzbank AG, VRDN (a)(b)	3,600,000	3,600,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.6%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,510,000	1,510,000
Fulton County Dev. Auth. (Lovett School Proj.) 1.45%, LOC Suntrust Bank, VRDN (a)	3,000,000	3,000,000
Fulton County Hsg. Auth. Rev. 1.55%, VRDN (a)	5,300,000	5,300,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.55%, LOC Suntrust Bank, VRDN (a)(b)	2,870,000	2,870,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.55%, LOC Wachovia Bank NA, VRDN (a)(b)	5,125,000	5,125,000
		41,005,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,579,000	1,579,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - 20.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.55%, LOC Fannie Mae, VRDN (a)(b)	$ 1,415,000	$ 1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 1.55% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.65% (MBIA Insured), VRDN (a)(b)	32,500,000	32,500,000
Series 1998 B, 1.65% (MBIA Insured), VRDN (a)(b)	66,900,000	66,900,000
Chicago O'Hare Intl. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) Series A, 1.8%, LOC Citibank NA, New York, VRDN (a)(b)	95,810,000	95,810,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 02 1301, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 02 1304, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Illinois Health Facilities Auth. Rev.:
(Central Dupage Health Proj.):
Series 2000 B, 1.65% (Liquidity Facility American Nat'l. Bank & Trust, Chicago), VRDN (a)	7,000,000	7,000,000
Series 2000 C, 1.65% (Liquidity Facility American Nat'l. Bank & Trust, Chicago), VRDN (a)	7,300,000	7,300,000
(Northwest Cmnty. Hosp. Proj.) Series 2002 B, 1.7%, VRDN (a)	27,300,000	27,300,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.7%, LOC Bank One Corp., VRDN (a)(b)	3,825,000	3,825,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.):
Series 1997 A:
1.7% (Shell Oil Co. Guaranteed), VRDN (a)(b)	10,400,000	10,400,000
Series 1998 A, 1.7% (Shell Oil Co. Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
1.7% (Shell Oil Co. Guaranteed), VRDN (a)(b)	7,120,000	7,120,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 1.7%, VRDN (a)(b)	1,200,000	1,200,000
(BP Amoco Chemical Corp. Proj.):
Series 2000, 1.7% (BP PLC Guaranteed), VRDN (a)(b)	1,500,000	1,500,000
Series 2001, 1.7% (BP PLC Guaranteed), VRDN (a)(b)	7,900,000	7,900,000
1.7% (BP PLC Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
		294,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - 2.9%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.7%, LOC Societe Generale, VRDN (a)(b)	$ 1,400,000	$ 1,400,000
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (a)(b)	885,000	885,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(PSI Energy Proj.) Series 1998, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,900,000	21,900,000
(Republic Svcs., Inc. Proj.) Series 2001, 1.75%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 1.7% (Amoco Co. Guaranteed), VRDN (a)(b)	4,900,000	4,900,000
(BP Amoco Oil Co. Proj.) 1.7% (BP PLC Guaranteed), VRDN (a)(b)	9,400,000	9,400,000
		42,285,000
Iowa - 0.8%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,200,000	2,200,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.6%, LOC Bank of America NA, VRDN (a)(b)	1,700,000	1,700,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,900,000	7,900,000
		11,800,000
Kansas - 1.4%
Butler County Solid Waste Disp. & Cogeneration Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1996 B, 1.7%, VRDN (a)(b)	1,900,000	1,900,000
Butler County Solid Waste Disp. Facilities Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1994 A, 1.7% (ChevronTexaco Corp. Guaranteed), VRDN (a)(b)	15,400,000	15,400,000
Kansas City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.05%, VRDN (a)	2,800,000	2,800,000
		20,100,000
Kentucky - 1.8%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.55%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.57% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.55%, LOC Bank of America NA, VRDN (a)(b)	$ 2,920,000	$ 2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. (UPS Worldwide, Inc. Proj.) Series B, 1.65% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	8,200,000	8,200,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,995,000	1,995,000
		25,810,000
Louisiana - 5.0%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 1.6%, LOC Deutsche Bank AG, VRDN (a)(b)	2,500,000	2,500,000
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.7%, LOC BNP Paribas SA, VRDN (a)(b)	10,100,000	10,100,000
1.7%, LOC BNP Paribas SA, VRDN (a)(b)	9,200,000	9,200,000
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries, Inc. Proj.) Series 1994, 1.55%, VRDN (a)(b)	7,300,000	7,300,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.5% (MBIA Insured), VRDN (a)	2,700,000	2,700,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.7%, VRDN (a)(b)	6,000,000	6,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.7%, VRDN (a)(b)	14,300,000	14,300,000
Series 1993, 1.7%, VRDN (a)(b)	4,300,000	4,300,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 2.05%, VRDN (a)(b)	4,200,000	4,200,000
Series 1995, 2.05%, VRDN (a)(b)	11,575,000	11,575,000
		72,175,000
Maine - 0.1%
Fort Fairfield Rev. (Atlantic Custom Processors Proj.) Series 1998, 1.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maryland - 1.1%
Baltimore Rev. Participating VRDN Series SGA 20, 1.47% (Liquidity Facility Societe Generale) (a)(c)	$ 5,500,000	$ 5,500,000
Maryland Energy Fing. Administration (Cimenteries CBR SA Proj.) Series 2000, 1.7%, LOC Deutsche Bank AG, VRDN (a)(b)	10,100,000	10,100,000
		15,600,000
Michigan - 1.8%
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.55% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 2000, 2.05%, VRDN (a)(b)	3,700,000	3,700,000
(Mans Proj.) Series 1998, 1.55%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.8%, VRDN (a)	1,100,000	1,100,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 1.5%, LOC Barclays Bank PLC, VRDN (a)(b)	3,705,000	3,705,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 2.35%, VRDN (a)(b)	8,400,000	8,400,000
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series 1995 A, 1.6%, VRDN (a)	1,100,000	1,100,000
		25,855,000
Minnesota - 0.6%
Becker Poll. Cont. Rev. (Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 2%, VRDN (a)	1,600,000	1,600,000
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,150,000	2,150,000
Minnesota Gen. Oblig. Participating VRDN Series ROC II R96, 1.5% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	2,265,000	2,265,000
		9,015,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.7%, VRDN (a)(b)	$ 9,050,000	$ 9,050,000
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 2.4%, VRDN (a)(b)	1,500,000	1,500,000
		10,550,000
Nebraska - 1.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,690,000	2,690,000
Series 2000 F, 1.55% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,925,000	7,925,000
Series 2002 B, 1.55% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,300,000	3,300,000
Series 2002 C, 1.55% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,900,000	3,900,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.8%, LOC Wachovia Bank NA, VRDN (a)(b)	6,300,000	6,300,000
		24,115,000
Nevada - 0.9%
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Hsg. Division Series 2002 A:
1.55%, LOC Fannie Mae, VRDN (a)(b)	3,755,000	3,755,000
1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,800,000	2,800,000
		12,745,000
New York - 0.2%
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (Niagara Mohawk Pwr. Corp. Proj.) Series 1988 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
North Carolina - 4.0%
Cleveland County Indl. Facilities & Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. (PPG Ind. Proj.) 1.55%, VRDN (a)(b)	3,300,000	3,300,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.55%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.75%, VRDN (a)(b)	13,000,000	13,000,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Svcs., Inc., Proj.) 1.75%, LOC Suntrust Bank, VRDN (a)(b)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Gen. Oblig. Participating VRDN Series BS 01 125, 1.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 10,000,000	$ 10,000,000
North Carolina Hsg. Fin. Agcy. Participating VRDN:
Series Merlots 00 A37, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,980,000	4,980,000
Series Merlots A70, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,745,000	3,745,000
North Carolina Med. Care Commission Rev. (Pooled Fing. Prog.) Series 1996 A, 1.65%, LOC Bank of America NA, VRDN (a)	5,445,000	5,445,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 B, 1.65%, VRDN (a)	1,800,000	1,800,000
		57,150,000
North Dakota - 0.6%
Ward County Health Care Facility Rev. Series 2002 A, 1.5%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,000,000	8,000,000
Ohio - 1.1%
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1997 D, 1.6% (Liquidity Facility Bank of America NA), VRDN (a)	5,300,000	5,300,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.52% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,325,000	2,325,000
Series PT 582, 1.55% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series 2000 A, 1.6%, LOC Barclays Bank PLC, VRDN (a)	4,600,000	4,600,000
		16,210,000
Oklahoma - 1.9%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	770,000	770,000
Series PT 104, 1.58% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	545,000	545,000
Series PT 167, 1.55% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,940,000	1,940,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.5% (MBIA Insured), VRDN (a)(b)	$ 22,125,000	$ 22,125,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MSDW 01 581, 1.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(c)	2,600,000	2,600,000
		27,980,000
Pennsylvania - 2.7%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.6%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Harrisburg Wtr. Auth. Rev. Participating VRDN Series SGA 80, 1.47% (Liquidity Facility Societe Generale) (a)(c)	4,000,000	4,000,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.47% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.55% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Northumberland County Indl. Dev. Auth. Rev. (Foster Wheeler Mount Carmel, Inc. Proj.) Series 1987 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,160,000	5,160,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward Proj.) Series 2002 A, 1.7%, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)(b)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Pennsylvania Gen. Oblig. Participating VRDN Series BS 00 110, 1.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,500,000	1,500,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series PA 971, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,695,000	5,695,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,070,000	2,070,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.7%, LOC Dexia Cr. Local de France, VRDN (a)(b)	3,900,000	3,900,000
		39,540,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - 3.8%
Berkeley County Exempt Facility Indl. Rev. (AMOCO Corp. Proj.) Series 1998, 1.7%, VRDN (a)(b)	$ 2,100,000	$ 2,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series A, 1.7%, VRDN (a)	9,000,000	9,000,000
Series B, 1.75%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.55%, LOC Suntrust Bank, VRDN (a)(b)	5,795,000	5,795,000
(Cedarwoods Apts. Proj.) 1.55%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Turnils North America Proj.) Series 1999, 1.55%, LOC Suntrust Bank, VRDN (a)(b)	1,565,000	1,565,000
(Wellman, Inc. Proj.) Series 1990, 1.8%, LOC Wachovia Bank NA, VRDN (a)(b)	2,600,000	2,600,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.55% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		54,310,000
South Dakota - 1.0%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.55% (Liquidity Facility Bank of America NA) (a)(b)(c)	5,115,000	5,115,000
Series Merlots 00 GGG, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,300,000	6,300,000
Series PA 980 R, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,200,000	3,200,000
		14,615,000
Tennessee - 2.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Southern Foundry Supply Proj.) Series 1996, 1.55%, LOC Suntrust Bank, VRDN (a)(b)	2,400,000	2,400,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.75%, VRDN (a)(b)	4,500,000	4,500,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth.:
Series 2001 IV G3, 1.7% (AMBAC Insured), VRDN (a)	4,400,000	4,400,000
Series IV B13, 1.7% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Series IV C3, 1.7% (FSA Insured), VRDN (a)	3,000,000	3,000,000
Series IV F1, 1.7% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Sevier County Pub. Bldg. Auth.: - continued
Series IV J1, 1.7% (AMBAC Insured), VRDN (a)	$ 6,000,000	$ 6,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.8% (AMBAC Insured), VRDN (a)(b)	11,000,000	11,000,000
		38,400,000
Texas - 13.1%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.5%, LOC Chase Bank of Texas NA, VRDN (a)	8,525,000	8,525,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2000 B, 1.7%, LOC Bank of America NA, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	12,500,000	12,500,000
Series A, 1.7%, LOC Bank of America NA, VRDN (a)(b)	7,900,000	7,900,000
Series B, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,600,000	10,600,000
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.) Series 1996, 2.05%, VRDN (a)(b)	1,700,000	1,700,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2001, 1.7%, LOC Royal Bank of Canada, VRDN (a)(b)	7,500,000	7,500,000
1.7%, LOC Royal Bank of Canada, VRDN (a)(b)	7,000,000	7,000,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.7%, LOC Bank One Corp., VRDN (a)(b)	19,900,000	19,900,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 1997, 1.7%, VRDN (a)(b)	2,700,000	2,700,000
(Exxon Mobil Proj.) 1.65% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.7%, VRDN (a)(b)	4,900,000	4,900,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.7%, VRDN (a)(b)	7,500,000	7,500,000
Series 1995, 1.7% (Amoco Co. Guaranteed), VRDN (a)(b)	9,150,000	9,150,000
1.7%, VRDN (a)(b)	4,200,000	4,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.5%, LOC Chase Bank of Texas NA, VRDN (a)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.65% (MBIA Insured), VRDN (a)	$ 18,200,000	$ 18,200,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 1.5%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110,000	11,110,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.65% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,400,000	8,400,000
Southeast Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MSDW 01 661, 1.53% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(c)	2,495,000	2,495,000
Univ. of Texas Univ. Revs. Participating VRDN Series MSDW 98 97, 1.5% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	5,120,000	5,120,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.7%, VRDN (a)(b)	4,100,000	4,100,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 1.7% (British Petroleum Co. PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
		188,300,000
Utah - 1.8%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.57%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,300,000	1,300,000
Salt Lake City Arpt. Rev.:
Series 2000 A, 1.55%, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)(b)	19,110,000	19,110,000
Series 2001, 1.5%, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)(b)	5,000,000	5,000,000
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 84A, 1.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	290,000	290,000
Series PT 84B, 1.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	300,000	300,000
		26,000,000
Virginia - 3.0%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series A, 1.75%, LOC Bank of America NA, VRDN (a)(b)	10,200,000	10,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.75%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	$ 8,900,000	$ 8,900,000
Series 1994 B, 1.75%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	8,120,000	8,120,000
Series 1996 A, 1.65%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	9,000,000	9,000,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series BS 01 159, 1.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,495,000	6,495,000
		42,715,000
Washington - 1.5%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Everett Gen. Oblig. 1.5%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.7%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,300,000	1,300,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.7%, VRDN (a)(b)	6,000,000	6,000,000
(BP West Coast Products LLC Proj.) 1.7% (BP PLC Guaranteed), VRDN (a)(b)	4,300,000	4,300,000
Washington Gen. Oblig. Participating VRDN Series ROC II R86, 1.5% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	800,000	800,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.) Series 1996, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)	3,940,000	3,940,000
Washington Hsg. Fin. Commission Participating VRDN Series Merlots 97 D, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	725,000	725,000
		22,065,000
Wisconsin - 1.0%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PA 970, 1.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,995,000	2,995,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(WHA Cap. Access Designated Pool Prog.) Series A, 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 2,000,000	$ 2,000,000
(Wisconsin Lutheran College Proj.) Series 2001, 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,000,000	7,000,000
		14,245,000
Wyoming - 0.2%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 1.7%, VRDN (a)(b)	3,100,000	3,100,000
TOTAL INVESTMENT PORTFOLIO - 98.5%		1,420,809,000
NET OTHER ASSETS - 1.5%		21,803,983
NET ASSETS - 100%		$ 1,442,612,983
Total Cost for Income Tax Purposes $ 1,420,809,000
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

During the fiscal year ended May 31, 2002, 100% of the fund's income dividends was free from federal income tax, and 65.77% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 1,420,809,000
Cash		58,481
Receivable for investments sold		20,835,125
Interest receivable		2,998,052
Total assets		1,444,700,658
Liabilities
Distributions payable	$ 2,064,185
Other payables and accrued expenses	23,490
Total liabilities		2,087,675
Net Assets		$ 1,442,612,983
Net Assets consist of:
Paid in capital		$ 1,442,612,983
Net Assets, for 1,442,608,251 shares outstanding		$ 1,442,612,983
Net Asset Value, offering price and redemption price per share ($1,442,612,983 ÷ 1,442,608,251 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2002
Investment Income
Interest		$ 18,025,983
Expenses
Non-interested trustees' compensation	$ 3,138
Custodian fees and expenses	34,139
Audit	22,932
Legal	122
Insurance	34,010
Miscellaneous	37
Total expenses before reductions	94,378
Expense reductions	(24,508)	69,870
Net investment income		17,956,113
Net Realized Gain (Loss) on Investment securities		11,582
Net increase in net assets resulting from operations		$ 17,967,695

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2002	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,956,113	$ 51,490,035
Net realized gain (loss)	11,582	30,351
Increase (decrease) in net unrealized gain from accretion of discount	-	(221)
Net increase (decrease) in net assets resulting from operations	17,967,695	51,520,165
Distributions to shareholders from net investment income	(17,956,113)	(51,490,035)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,790,071,262	10,627,454,387
Cost of shares redeemed	(8,860,829,729)	(11,325,093,175)
Net increase (decrease) in net assets and shares resulting from share transactions	929,241,533	(697,638,788)
Total increase (decrease) in net assets	929,253,115	(697,608,658)
Net Assets
Beginning of period	513,359,868	1,210,968,526
End of period	$ 1,442,612,983	$ 513,359,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.039	.037	.033	.037
Distributions from net investment income	(.019)	(.039)	(.037)	(.033)	(.037)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	1.93%	4.01%	3.74%	3.35%	3.78%
Ratios to Average Net Assets B
Expenses before expense reductions	.0092%	.0101%	.0087%	.0095%	.0203%
Expenses net of voluntary waivers, if any	.0092%	.0101%	.0087%	.0095%	.0203%
Expenses net of all reductions	.0068%	.0073%	.0040%	.0071%	.0175%
Net investment income	1.75%	3.92%	3.69%	3.12%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,442,613	$ 513,360	$ 1,210,969	$ 845,909	$ 128,352

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2002

1. Significant Accounting Policies.

Fidelity® Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc., an affiliate of FMR, provides the fund with investment management related services. The fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

2. Fees and Other Transactions with Affiliates - continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program was suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

3. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $24,508.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
July 8, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1996

President of Municipal Cash Central. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1996

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1996

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-
New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-
in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Municipal Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Municipal Cash Central. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Norman U. Lind (46)

Year of Election or Appointment: 2001

Vice President of Fidelity Municipal Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Municipal Cash Central. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Municipal Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1997 Assistant Treasurer of Municipal Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Municipal Cash Central. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (44)

Year of Election or Appointment: 1997

Assistant Treasurer of Municipal Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	32,854,808,121.70	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ralph F. Cox
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Phyllis Burke Davis
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Robert M. Gates
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Abigail P. Johnson
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Donald J. Kirk
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marie L. Knowles
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ned C. Lautenbach
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Peter S. Lynch
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marvin L. Mann
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William O. McCoy
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William S. Stavropoulos
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,253,197,652.80	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	1,253,197,652.80	100.00

*Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Cash Central Fund

Annual Report

May 31, 2002

1.743118.102

Investments May 31, 2002

Showing Percentage of Net Assets

Federal Agencies - 40.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 27.6%
Agency Coupons - 2.5%
6/5/02	1.72% (a)	$ 157,000,000	$ 156,975,749
6/10/02	1.70 (a)	49,000,000	48,967,678
8/1/02	1.73 (a)	290,000,000	289,763,668
10/15/02	2.00	200,000,000	203,182,108
			698,889,203
Discount Notes - 25.1%
6/3/02	1.80	850,000,000	849,915,000
6/10/02	1.79	146,000,000	145,935,030
6/12/02	1.87	270,000,000	269,846,550
7/2/02	1.91	275,000,000	274,550,069
7/3/02	1.83	254,070,000	253,658,971
7/3/02	1.86	250,000,000	249,588,889
7/10/02	1.81	280,000,000	279,454,000
7/10/02	1.82	100,000,000	99,803,375
7/15/02	1.89	115,000,000	114,737,161
7/17/02	1.80	32,812,000	32,737,371
7/24/02	1.80	660,000,000	658,262,189
7/26/02	1.90	25,360,000	25,287,160
7/31/02	1.77	324,903,000	323,949,951
7/31/02	1.90	62,515,000	62,319,120
8/7/02	1.78	559,677,000	557,833,331
8/7/02	1.80	80,000,000	79,732,744
8/8/02	1.88	165,000,000	164,420,300
8/12/02	1.98	200,000,000	199,220,000
8/14/02	1.81	200,000,000	199,260,000
10/4/02	2.03	90,000,000	89,371,875
10/9/02	2.05	229,795,000	228,110,475
10/16/02	1.97	120,000,000	119,109,500
10/30/02	1.92	445,322,000	441,773,031
10/30/02	1.95	220,000,000	218,219,039
10/30/02	1.97	220,000,000	218,200,583
11/6/02	1.92	100,000,000	99,166,111
11/20/02	1.92	180,000,000	178,361,700
1/10/03	2.17	156,000,000	153,932,047
1/21/03	2.19	220,000,000	216,925,500
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - continued
3/7/03	2.26%	$ 53,725,000	$ 52,800,661
3/14/03	2.28	102,103,000	100,286,020
			6,956,767,753
			7,655,656,956
Federal Home Loan Bank - 2.2%
Discount Notes - 2.2%
6/5/02	1.81	460,000,000	459,908,000
6/7/02	1.83	65,000,000	64,980,283
10/25/02	1.92	75,855,000	75,270,495
			600,158,778
Freddie Mac - 10.2%
Agency Coupons - 0.3%
10/15/02	2.00	75,000,000	76,158,559
Discount Notes - 9.9%
6/3/02	1.80	2,300,000,000	2,299,770,000
7/3/02	1.83	50,220,000	50,138,755
7/18/02	1.80	32,000,000	31,925,636
8/15/02	1.85	85,000,000	84,675,052
8/16/02	1.85	40,455,000	40,298,282
9/30/02	2.22	58,497,000	58,066,413
10/10/02	1.97	96,160,000	95,477,665
11/7/02	1.92	23,145,000	22,950,775
12/13/02	2.45	75,000,000	74,025,000
			2,757,327,578
			2,833,486,137
TOTAL FEDERAL AGENCIES			11,089,301,871
U.S. Treasury Obligations - 10.5%

U.S. Treasury Bills - 8.9%
6/6/02	1.77	377,000,000	376,907,840
6/6/02	1.80	65,000,000	64,983,931
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - continued
6/6/02	1.82%	$ 230,000,000	$ 229,942,500
6/6/02	1.89	145,000,000	144,962,340
6/13/02	1.83	55,000,000	54,966,633
7/11/02	1.74	610,000,000	608,824,056
8/1/02	1.85	150,000,000	149,534,875
9/5/02	1.90	125,000,000	124,373,333
9/5/02	1.91	382,000,000	380,073,627
9/5/02	1.92	100,000,000	99,493,333
10/17/02	1.95	130,000,000	129,038,217
11/14/02	1.92	90,000,000	89,211,500
			2,452,312,185
U.S. Treasury Notes - 0.9%
8/15/02	1.93	25,000,000	25,227,266
8/31/02	2.01	233,000,000	235,370,587
			260,597,853
U.S. Treasury Notes - principal STRIPS - 0.7%
8/15/02	1.87	200,000,000	199,230,364
TOTAL U.S. TREASURY OBLIGATIONS			2,912,140,402
Time Deposits - 13.5%

Caisse des Depots et Consignations
6/3/02	1.82	1,386,000,000	1,386,000,000
Credit Suisse First Boston Bank
6/3/02	1.78	465,000,000	465,000,000
Fifth Third Bank, Cincinnati
6/3/02	1.79	500,000,000	500,000,000
State Street Bank & Trust Co., Boston
6/3/02	1.82	250,000,000	250,000,000
Wells Fargo Bank NA, San Francisco
6/3/02	1.81	1,136,000,000	1,136,000,000
TOTAL TIME DEPOSITS			3,737,000,000
Repurchase Agreements - 36.1%
	Maturity Amount	Value (Note 1)
In a joint trading account:
(U.S. Government Obligations) dated:
2/14/02 due 7/17/02 At 1.89%	$ 216,726,988	$ 215,000,000
4/9/02 due 6/10/02 At 1.80%	902,790,000	900,000,000
5/31/02 due 6/3/02 At:
1.82%	2,183,440,149	2,183,109,000
1.83%	897,029,420	896,893,000
(U.S. Treasury Obligations) dated 5/31/02 due 6/3/02 At:
1.77%	5,479,243,585	5,478,434,000
1.78%	3,107,461	3,107,000
With:
Deutsche Bank Securities, Inc. At 1.89%, dated 5/31/02 due 6/3/02 (Corporate Obligations) (principal amount $202,945,026) 0% - 8.5%, 8/15/03 - 3/15/46	211,033,233	211,000,000
Salomon Smith Barney At 1.87%, dated 5/31/02 due 6/3/02 (Commercial Paper Obligations) (principal amount $102,352,076) 0% - 2.2%, 6/5/02 - 7/23/02	100,015,604	100,000,000
TOTAL REPURCHASE AGREEMENTS		9,987,543,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		27,725,985,273
NET OTHER ASSETS - (0.1)%		(33,609,129)
NET ASSETS - 100%		$ 27,692,376,144
Total Cost for Income Tax Purposes $ 27,725,985,273
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $25,113,875. The weighted average interest rate was 2.34%. Interest earned from the interfund lending program amounted to $130,491 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 16.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $9,987,543,000) - See accompanying schedule		$ 27,725,985,273
Interest receivable		11,590,680
Total assets		27,737,575,953
Liabilities
Payable to custodian bank	$ 450
Distributions payable	45,124,642
Other payables and accrued expenses	74,717
Total liabilities		45,199,809
Net Assets		$ 27,692,376,144
Net Assets consist of:
Paid in capital		$ 27,692,798,864
Accumulated net realized gain (loss) on investments		(422,720)
Net Assets, for 27,687,102,833 shares outstanding		$ 27,692,376,144
Net Asset Value, offering price and redemption price per share ($27,692,376,144 ÷ 27,687,102,833 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2002
Investment Income
Interest		$ 742,763,840
Expenses
Non-interested trustees' compensation	$ 94,770
Custodian fees and expenses	156,535
Audit	23,066
Legal	4,817
Insurance	206,281
Total expenses before reductions	485,469
Expense reductions	(38,822)	446,647
Net investment income		742,317,193
Net Realized Gain (Loss) on Investment securities		(420,198)
Net increase in net assets resulting from operations		$ 741,896,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2002	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 742,317,193	$ 1,924,273,617
Net realized gain (loss)	(420,198)	2,689,490
Net increase (decrease) in net assets resulting from operations	741,896,995	1,926,963,107
Distributions to shareholders from net investment income	(742,317,193)	(1,924,273,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	152,864,869,042	206,993,568,831
Cost of shares redeemed	(154,099,721,371)	(201,955,552,679)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,234,852,329)	5,038,016,152
Total increase (decrease) in net assets	(1,235,272,527)	5,040,705,642
Net Assets
Beginning of period	28,927,648,671	23,886,943,029
End of period	$ 27,692,376,144	$ 28,927,648,671

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.026	.060	.054	.051	.056
Distributions from net investment income	(.026)	(.060)	(.054)	(.051)	(.056)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.68%	6.21%	5.50%	5.19%	5.74%
Ratios to Average Net Assets B
Expenses before expense reductions	.0017%	.0016%	.0017%	.0016%	.0016%
Expenses net of voluntary waivers, if any	.0017%	.0016%	.0017%	.0016%	.0016%
Expenses net of all reductions	.0016%	.0016%	.0017%	.0016%	.0016%
Net investment income	2.63%	6.04%	5.38%	5.04%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,692,376	$ 28,927,649	$ 23,886,943	$ 22,085,676	$ 16,010,161

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2002

1. Significant Accounting Policies.

Fidelity® Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated February 14, 2002, due July 17, 2002	1.89%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$504,016,250
Aggregate market value of transferred assets	$513,062,017
Coupon rates of transferred assets	5.50% to 8.50%
Maturity dates of transferred assets	9/1/04 to 5/1/32
Dated April 9, 2002, due June 10, 2002	1.80%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,250,000,000
Aggregate maturity amount of agreements	$1,253,875,000
Aggregate market value of transferred assets	$1,275,000,046
Coupon rates of transferred assets	0.0% to 8.06%
Maturity dates of transferred assets	6/18/02 to 5/1/37

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated May 31, 2002, due June 3, 2002	1.82%
Number of dealers or banks	14
Maximum amount with one dealer or bank	24.6%
Aggregate principal amount of agreements	$4,067,109,000
Aggregate maturity amount of agreements	$4,067,725,928
Aggregate market value of transferred assets	$4,151,586,307
Coupon rates of transferred assets	0.0% to 14.05%
Maturity dates of transferred assets	6/3/02 to 10/1/38
Dated May 31, 2002, due June 3, 2002	1.83%
Number of dealers or banks	3
Maximum amount with one dealer or bank	47.6%
Aggregate principal amount of agreements	$1,050,000,000
Aggregate maturity amount of agreements	$1,050,159,708
Aggregate market value of transferred assets	$1,071,018,730
Coupon rates of transferred assets	0.0% to 14.05%
Maturity dates of transferred assets	6/7/02 to 5/31/32
Dated May 31, 2002, due June 3, 2002	1.77%
Number of dealers or banks	14
Maximum amount with one dealer or bank	25.7%
Aggregate principal amount of agreements	$7,769,834,000
Aggregate maturity amount of agreements	$7,770,982,200
Aggregate market value of transferred assets	$7,929,217,048
Coupon rates of transferred assets	0.0% to 14.0%
Maturity dates of transferred assets	6/6/02 to 5/31/32
Dated May 31, 2002, due June 3, 2002	1.78%
Number of dealers or banks	4
Maximum amount with one dealer or bank	38.2%
Aggregate principal amount of agreements	$733,159,000
Aggregate maturity amount of agreements	$733,267,874
Aggregate market value of transferred assets	$747,845,583
Coupon rates of transferred assets	0.0% to 12.00%
Maturity dates of transferred assets	7/31/02 to 2/15/21

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM, an affiliate of FMR, provides the fund with investment management related services. The fund does not pay any fees for these services.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program was suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $38,822.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
July 8, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1996

President of Cash Central. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1996

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1996

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Cash Central. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Robert A. Litterst (42)

Year of Election or Appointment: 2001

Vice President of Fidelity Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Cash Central. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1996 Assistant Treasurer of Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Cash Central. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	32,854,808,121.70	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ralph F. Cox
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Phyllis Burke Davis
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Robert M. Gates
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Abigail P. Johnson
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Donald J. Kirk
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marie L. Knowles
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Ned C. Lautenbach
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Peter S. Lynch
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
Marvin L. Mann
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William O. McCoy
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
William S. Stavropoulos
Affirmative	32,854,808,121.70	100.00
Withheld	0.00	0.00
TOTAL	32,854,808,121.70	100.00
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	29,156,966,129.79	100.00
Against	0.00	0.00
Abstain	0.00	0.00
TOTAL	29,156,966,129.79	100.00

*Denotes trust-wide proposals and voting results.

Annual Report